Cash and cash equivalents	12 Months Ended
Jun. 30, 2021
Cash and cash equivalents.
Cash and cash equivalents

16    Cash and cash equivalents

(i)	Cash and cash equivalents comprise:

		2020	2021
		RMB	RMB
	Note
Cash at bank		8,709	44,255
Cash held at a related party finance entity	22(b)	502,289	200,023
Cash held at other financial institutions		5,448	35,142
Total		516,446	279,420

As of June 30, 2020 and 2021, the cash and cash equivalents of the Group denominated in RMB amount to RMB511,569 and RMB247,355, respectively.

(ii)  Reconciliation of liabilities and equity arising from financing activities

	Liabilities		Equity
	Loans due to		Contributed	Non-controlling
	related parties	Lease liability	capital	interests	Total
	RMB	RMB	RMB	RMB	RMB
	(Note 19)	(Note 13(d))	(Note 17(a)(iii))	(Note 18)

At June 30, 2019(Restated)	104,811	—	253,034	37,439	395,284
Impact on initial application of IFRS 16	—	411,090	—	—	411,090
At July 1, 2019(Restated)	104,811	411,090	253,034	37,439	806,374

Changes from financing cash flows:
Loans borrowed from a related party	13,000	—	—	—	13,000
Repayment of loans to related parties	(34,079)	—	—	—	(34,079)
Capital contributions	—	—	—	2,450	2,450
Payments to NCI upon liquidation of subsidiaries	—	—	—	(3,713)	(3,713)
Capital element of lease rentals paid	—	(2,721)	—	—	(2,721)
Interest element of lease rentals paid	—	(4,174)	—	—	(4,174)
Dividends paid to a non-controlling shareholder of subsidiaries	—	—	—	(21,145)	(21,145)
Total changes from financing cash flows	(21,079)	(6,895)	—	(22,408)	(50,382)

Other changes:
New leases	—	9,571	—	—	9,571
Interest on lease liabilities	—	4,363	—	—	4,363
Termination of a lease contract	—	(4,265)	—	—	(4,265)
Lease modification	—	131,634	—	—	131,634
Leases prepayments	—	(524,996)	—	—	(524,996)
Interest on loans borrowed from a related party	440	—	—	—	440
Net loss and total comprehensive loss attributable to NCI	—	—	—	(4,234)	(4,234)
Total other changes	440	(383,693)	—	(4,234)	(387,487)

At June 30, 2020(Restated)	84,172	20,502	253,034	10,797	368,505

Changes from financing cash flows:
Loans borrowed from a related party	4,000	—	—	—	4,000
Repayment of loans to related parties	(41,981)	—	—	—	(41,981)
Repayment of interest on loans to a related party	(853)	—	—	—	(853)
Acquisition of affiliated entities under common control	—	—	(56,866)	—	(56,866)
Capital element of lease rentals paid	—	(3,829)	—	—	(3,829)
Interest element of lease rentals paid	—	(944)	—	—	(944)
Total changes from financing cash flows	(38,834)	(4,773)	(56,866)	—	(100,473)

Other changes:
New leases	—	19,684	—	—	19,684
Lease modification	—	(1,038)	—	—	(1,038)
Interest on lease liabilities	—	1,379	—	—	1,379
Interest on loans borrowed from a related party	205	—	—	—	205
Net loss and total comprehensive loss attributable to NCI	—	—	—	3,681	3,681
Waving liabilities from non-controlling shareholders	—	—	1,816	1,744	3,560
Total other changes	205	20,025	1,816	5,425	27,471

At June 30, 2021	45,543	35,754	197,984	16,222	295,503